UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08916
Morgan Stanley Technology Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: March 31, 2009
Date of reporting period: September 30, 2008

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Technology Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended September 30, 2008

Total Return for the 6 Months ended September 30, 2008

Lipper
				NYSE Arca		Science &
				Tech 100	S&P 500®	Technology
Class A	Class B	Class C	Class I+	Index®[1]	Index[2]	Funds Index[3]
–14.53%	–14.81%	–14.83%	–14.43%	–6.53%	–10.87%	–11.67%

+	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month period ended September 30, 2008, the technology sector held up better than the broad market (as measured by the NYSE Arca Tech 100 Index® and the S&P 500® Index, respectively). The stock market declined precipitously when a widespread loss of investor confidence occurred in September. Several of the largest U.S. financial institutions teetered on bankruptcy, while others were left to fail. A wave of consolidations, massive loans from the federal government, huge infusions of public funds and, in some cases, a change in legal status from investment banks to commercial banks, kept some of these institutions from outright collapse. Economic woes further dampened sentiment amid signs of growing economic distress not just in the U.S. but also around the world. Against this backdrop, demand expectations for oil and other commodities were lowered, causing their prices to fall in the final months of the period. Although inflation worries abated, the now-global financial crisis and frozen credit markets overshadowed any positive sentiment.

The technology sector performed very well in 2007, but 2008 is shaping up to be a less robust environment for the sector. Early in 2008, several high-profile technology companies, including Google, Intel and VMware, fell short of their earnings expectations, and Cisco Systems’ management team forecasted weaker spending by large U.S. enterprises. Since then, macroeconomic concerns have continued to overshadow investor confidence in technology stocks. Consumer confidence fell significantly, hurting the prospects for spending on personal technology and home computers as well as gaming equipment and entertainment software (video games). Furthermore, the U.S. dollar reversed course in 2008 and gained strength, which does not bode well for a number of technology industries. In the third quarter, the outlook for technology companies was undermined by reduced expectations for global economic growth, as well as the tough credit conditions that would continue to pose a challenge for all companies.

Performance Analysis

All share classes of Morgan Stanley Technology Fund underperformed the NYSE Arca Tech 100 Index®, the S&P 500® Index and the Lipper Science & Technology Funds Index for the six months ended September 30, 2008, assuming no deduction of applicable sales charges.

On a relative basis, the Fund was hampered by both a relative overweight and weak stock selection in the internet software and services group. Internet search providers’ profitability fell below expectations during the period, and investors remained concerned about how the companies would fare in a slower economy, given that their growth is driven entirely by advertising revenues. Further diminishing relative results was a holding in an internet company which suffered following a failed bid for its acquisition. Stock selection in the communications equipment subindustry also detracted from relative performance. The slowing economy raised fears of reduced capital spending by enterprises and carriers, which hurt these stocks. Furthermore, a number of communications equipment stocks had been strong performers in 2007, and with the market correcting in 2008, investors looked to sell their winners to increase their cash positions. Finally, the semiconductors and semiconductor equipment group was another area of weakness, where stock selection had a negative effect on relative results.

However, the Fund achieved better relative results in other areas of investment. Stock selection in the computers and peripherals group contributed positively, as did our selections in the aerospace and defense subindustry. The Fund’s lack of exposure to a weak performing office electronics company also helped the Fund avoid losing value relative to the NYSE Arca Tech 100 Index®. Furthermore, we have actively sought to manage the Fund’s overall volatility by maintaining appropriate exposure to health and life sciences companies that meet our investment criteria in addition to traditional technology companies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 09/30/08
QUALCOMM, Inc.	5	.7%
Apple Inc.	4.9
International Business Machines Corp.	4.9
Hewlett-Packard Co.	4.5
Google Inc. (Class A)	4.5
Yahoo! Inc.	4.3
Lockheed Martin Corp.	4.1
Cisco Systems, Inc.	3.9
Activision Blizzard Inc	3.7
Genentech, Inc.	3.6

TOP FIVE INDUSTRIES as of 09/30/08
Packaged Software	15	.0%
Biotechnology	11.5
Internet Software/Services	10.7
Computer Processing Hardware	9.5
Telecommunications Equipment	9.4

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities of companies located throughout the world considered by the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., to rely extensively on technology, science and communications in their product development or operations at the time of investment. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended September 30, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 11/28/95)		(since 07/28/97)		(since 07/28/97)
Symbol	IFOAX		IFOBX		IFOCX		IFODX
1 Year	(28.47)%[4]		(28.95)%[4]		(28.98)%[4]		(28.24)%[4]
	(32.22	) [5]	(32.50	) [5]	(29.69	) [5]	—

5 Years	(0.40	) [4]	(1.17	) [4]	(1.20	) [4]	(0.18	) [4]
	(1.47	) [5]	(1.57	) [5]	(1.20	) [5]	—

10 Years	0.31	[4]	(0.30	) [4]	(0.44	) [4]	0.54	[4]
	(0.23	) [5]	(0.30	) [5]	(0.44	) [5]	—

Since Inception	1.65	[4]	2.04	[4]	0.89	[4]	1.88	[4]
	1.16	[5]	2.04	[5]	0.89	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

(1)	The NYSE Arca Tech 100 Index® is a price-weighted index comprised of common stocks and ADRs of technology-related companies listed on US exchanges. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Standard & Poor’s 500® Index (S&P 500® ) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Science & Technology Funds classification as of the date of this report.

(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-l) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/08 – 09/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	04/01/08 –
	04/01/08	09/30/08	09/30/08
Class A
Actual (− 14.53% return)	$1,000.00	$854.70	$8.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.89	$9.25
Class B
Actual (− 14.81% return)	$1,000.00	$851.90	$11.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.13	$13.01
Class C
Actual (− 14.83% return)	$1,000.00	$851.70	$11.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.13	$13.01
Class I
Actual (− 14.43% return)	$1,000.00	$855.70	$7.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.10	$8.04

@	Expenses are equal to the Fund’s annualized expense ratios of 1.83%, 2.58%, 2.58% and 1.59% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that management is reviewing the Fund’s strategic alternatives for improving performance. The Board concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-l fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-l fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Technology Fund
Portfolio of Investment - September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.4%)
	Aerospace & Defense (4.1%)
55,000	Lockheed Martin Corp.	$6,031,850

	Biotechnology (11.5%)
50,000	Amgen Inc. (a)	2,963,500
25,000	Celgene Corp. (a)	1,582,000
60,000	Genentech, Inc. (a)	5,320,800
55,000	Genzyme Corp. (a)	4,448,950
60,000	Gilead Sciences, Inc. (b)(a)	2,734,800

		17,050,050

	Chemicals: Agricultural (2.0%)
30,000	Monsanto Co.	2,969,400

	Computer Communications (6.1%)
255,000	Cisco Systems, Inc. (a)	5,752,800
155,000	Juniper Networks, Inc. (b)(a)	3,265,850

		9,018,650

	Computer Peripherals (2.5%)
1,000	Data Domain, Inc. (b)(a)	22,270
115,000	EMC Corp. (a)	1,375,400
130,000	NetApp, Inc. (a)	2,369,900
192,300	Seagate Technology Inc. (c)(a)	0

		3,767,570

	Computer Processing Hardware (9.5%)
65,000	Apple, Inc. (a)	7,387,900
145,000	Hewlett-Packard Co.	6,704,800

		14,092,700

	Electronic Components (0.8%)
6,000	First Solar, Inc. (a)	1,133,460

	Electronic Production Equipment (5.5%)
85,000	Applied Materials, Inc.	1,286,050
55,000	KLA-Tencor Corp. (b)	1,740,750
70,000	Lam Research Corp. (b)(a)	2,204,300
145,000	Synopsys, Inc. (a)	2,892,750

		8,123,850

	Finance/Rental/Leasing (2.1%)
50,000	Visa, Inc. (Class A)	3,069,500

	Information Technology Services (8.2%)
115,000	Amdocs Ltd. (Guernsey) (b)(a)	3,148,700
70,000	Citrix Systems, Inc. (b)(a)	1,768,200
62,500	International Business Machines Corp.	7,310,000

		12,226,900

	Internet Retail (2.0%)
40,000	Amazon.com, Inc. (b)(a)	2,910,400

	Internet Software/Services (10.7%)
5,000	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	1,241,150
75,000	Check Point Software Technologies Ltd. (Israel) (a)	1,705,500
16,500	Google Inc. (Class A) (a)	6,608,580
365,000	Yahoo! Inc. (a)	6,314,500

		15,869,730

	Packaged Software (15.0%)
65,000	Adobe Systems, Inc. (a)	2,565,550
55,000	Autodesk, Inc. (a)	1,845,250
75,000	BMC Software, Inc. (b)(a)	2,147,250
110,000	McAfee, Inc. (a)	3,735,600
75,000	Microsoft Corp.	2,001,750
105,000	Oracle Corp. (a)	2,132,550
35,000	Salesforce.com, Inc. (b)(a)	1,694,000
60,000	SAP AG (ADR) (Germany)	3,205,800
145,000	Symantec Corp. (a)	2,839,100

		22,166,850

	Recreational Products (3.7%)
360,000	Activision Blizzaed, Inc. (a)	5,554,800

See Notes to Financial Statements

Morgan Stanley Technology Fund
Portfolio of Investment - September 30, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Semiconductors (6.3%)
65,000	Altera Corp.	$1,344,200
80,000	Broadcom Corp. (Class A) (a)	1,490,400
100,000	Intel Corp.	1,873,000
155,000	Marvell Technology Group, Ltd. (Bermuda) (a)	1,441,500
75,000	Texas Instruments Inc.	1,612,500
70,000	Xilinx, Inc.	1,641,500

		9,403,100

	Telecommunication Equipment (9.4%)
75,000	Nokia Corp. (ADR) (Finland)	1,398,750
195,000	QUALCOMM, Inc.	8,379,150
60,000	Research In Motion Ltd. (Canada) (a)	4,098,000

		13,875,900

	Total Common Stocks (Cost $160,649,992)	147,264,710

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments Securities held as Collateral on Loaned Securities (6.6%)
	Repurchase Agreements (1.1%)
$1,353	Banc of Amercia Securities LLC (2.15%, dated 09/30/08, due 10/01/08; proceeds $1,352,884); fully collateralized by Government Agency Obligations at the date of this Portfolio of Investments as follows: Federal National Mortgage Security 5.00% due 08/01/33; valued at $1,379,853	1,352,803
$322
Banc of Amercia Securities LLC (7.35% dated 09/30/08, due 10/01/08; proceeds $321,952) fully collateralized by exchange-traded funds at the date of this Portfolio of Investment as follows: Software Holders Trust, Consumer Staples Select Sector SPDR, Dow Jones Wilshire Real Estate Investment Trust; by common stock at the date of this Portfolio of Investment as follows: Total Systems Services Inc., Timken Co., Teleflex Inc., Sonoco Products Co., Shaw Group Inc., Packaging Corp of America, NCR Corp., Jabil Circuit Inc., Interval Leisure Group Inc., IAC/Interactive Corp., Huntsman Corp., Harsco Corp., Gentex Corp., Gen-Probe Inc., Gannett Co., Inc., Dynegy Inc., Devon Energy Corp. – Class A, D.R. Horton Inc., Corrections Corp. America, Convergys Corp., Cerner Corp., Cabot Corp., Bed Bath and Beyond Inc., Arrow Electronics, Aptar group Inc., AGL Resources Inc., Vimpel Communications (ADR); and by Trust Preferred Securities at the date of this Portfolio of Investment as follows: Wachovia Capital Trust 6.375% due 6/01/67; valued at $338,077
		321,887

	Total Repurchase Agreements (Cost $1,674,690)	$1,674,690

See Notes to Financial Statements

Morgan Stanley Technology Fund
Portfolio of Investment - September 30, 2008 (unaudited) continued

NUMBER OF
SHARES (000)	VALUE
Investment Company (d) (5.5%)
8,112	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class Portfolio – Institutional Class (Cost $8,111,884)	$8,111,884

Total Securities held as Collateral on Loaned Securities (Cost $9,786,574)	9,786,574

Total Investments (Cost $170,436,566) (e)	106.0%	157,051,284
Liabilities in Excess of Other Assets	(6.0)	(8,893,125)

Net Assets	100.0%	$148,158,159

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of September 30, 2008.
(c)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,784,674 and the aggregate gross unrealized depreciation is $22,169,956, resulting in net unrealized depreciation of $13,385,282.

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Packaged Software	$22,166,850	14.1%
Biotechnology	17,050,050	10.6
Internet Software/Services	15,869,730	10.1
Computer Processing Hardware	14,092,700	9.0
Telecommunication Equipment	13,875,900	8.9
Information Technology Services	12,226,900	7.8
Short -Term Investments	9,786,574	6.3
Semiconductors	9,403,100	6.0
Computer Communications	9,018,650	5.8
Electronic Production Equipment	8,123,850	5.2
Aerospace & Defense	6,031,850	3.8
Recreational Products	5,554,800	3.5
Computer Peripherals	3,767,570	2.4
Finance/Rental/Leasing	3,069,500	2.0
Chemicals: Agricultural	2,969,400	1.9
Internet Retail	2,910,400	1.9
Electronic Components	1,133,460	0.7

	$157,051,284	100.0%

See Notes to Financial Statements

Morgan Stanley Technology Fund
Financial Statements

Statement of Assets and Liabilities
September 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $162,324,682) (including $8,519,522, for securities loaned)	$148,939,400
Investment in affiliate, at value (cost $8,111,884)	8,111,884
Cash (including foreign currency valued at $64,860 with a cost of $63,407	64,134
Receivable for:
Investments sold	3,237,688
Shares of beneficial interest sold	71,845
Dividends	20,100
Dividends from affiliate	289
Prepaid expenses and other assets	56,389

Total Assets	160,501,729

Liabilities:
Collateral on securities loaned, at value	9,786,574
Payable for:
Investments purchased	1,611,000
Transfer agent fee	262,259
Shares of beneficial interest redeemed	210,332
Investment advisory fee	96,582
Distribution fee	84,268
Administration fee	11,535
Payable to bank	192,280
Accrued expenses and other payables	88,740

Total Liabilities	12,343,570

Net Assets	$148,158,159

Composition of Net Assets:
Paid-in-capital	$2,303,975,257
Net unrealized depreciation	(13,385,282)
Accumulated net investment loss	(1,442,812)
Accumulated undistributed net realized loss	(2,140,989,004)

Net Assets	$148,158,159

Class A Shares:
Net Assets	$82,557,350
Shares Outstanding (unlimited authorized, $.01 par value)	9,355,983
Net Asset Value Per Share	$8.82

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.31

Class B Shares:
Net Assets	$52,987,476
Shares Outstanding (unlimited authorized, $.01 par value)	6,584,901
Net Asset Value Per Share	$8.05

Class C Shares:
Net Assets	$12,322,116
Shares Outstanding (unlimited authorized, $.01 par value)	1,532,235
Net Asset Value Per Share	$8.04

Class I Shares
Net Assets	$291,218
Shares Outstanding (unlimited authorized, $.01 par value)	32,113
Net Asset Value Per Share	$9.07

See Notes to Financial Statements

Morgan Stanley Technology Fund
Financial Statements continued

Statement of Operations
For the six months ended September 30, 2008 (unaudited)

Net Investment Loss:
Income
Dividends (net of $19,422 foreign withholding tax)	$516,346
Income from securities loaned — net	99,606
Dividends from affiliate	13,163

Total Income	629,115

Expenses
Transfer agent fees and expenses	659,967
Investment advisory fee	632,962
Distribution fee (Class A shares)	122,773
Distribution fee (Class B shares)	370,397
Distribution fee (Class C shares)	77,929
Administration fee	75,578
Professional fees	41,265
Shareholder reports and notices	36,817
Registration fees	20,688
Custodian fees	16,217
Trustees’ fees and expenses	2,227
Other	14,226

Total Expenses	2,071,046
Less: expense offset	(1,028)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(522)

Net Expenses	2,069,496

Net Investment Loss	(1,440,381)

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(7,403,782)
Foreign exchange transactions	(102)

Net Realized Loss	(7,403,884)

Net Change in Unrealized Appreciation/Depreciation	(16,275,219)

Net Loss	(23,679,103)

Net Decrease	$(25,119,484)

See Notes to Financial Statements

Morgan Stanley Technology Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	SEPTEMBER 30, 2008	MARCH 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,440,381)	$(3,896,769)
Net realized gain (loss)	(7,403,752)	9,962,218
Net change in unrealized appreciation/depreciation	(16,275,218)	(3,902,933)

Net Increase (Decrease)	(25,119,351)	2,162,516

Net decrease from transactions in shares of beneficial interest	(19,388,564)	(62,024,564)

Net Decrease	(44,507,915)	(59,862,048)
Net Assets:
Beginning of period	192,666,074	252,528,122

End of Period (Including accumulated net investment losses of $1,442,812 and $2,431, respectively)	$148,158,159	$192,666,074

See Notes to Financial Statements

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Technology Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Securities Lending — Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at September 30, 2008 were $8,519,522 and $9,786,574, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on September 27, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645 to the portion of the daily net assets exceeding $500 million but not exceeding $3 billion and 0.62% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $107,155,234 at September 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $186, $35,862 and $404, respectively and received $7,826 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended September 30, 2008, advisory fees paid were reduced by $522 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $13,163 for the six months ended September 30, 2008. During the six months ended September 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $23,334,533 and $23, 839,100, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2008 aggregated $97,756,646 and $117,411,381, respectively. Included in the aforementioned transactions are sales of $1,706,600 with other Morgan Stanley funds, including realized losses of $255,186.

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

For the six months ended September 30, 2008, the Fund incurred brokerage commissions of $38,830 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts (“futures contracts”).

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	SEPTEMBER 30, 2008		MARCH 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,124,931	11,996,954	795,995	$11,001,064
Conversion from Class B	87,127	835,985	2,434,604	25,942,311
Redeemed	(995,855)	(10,516,259)	(2,374,688)	(26,918,634)

Net increase (decrease) – Class A	216,203	2,316,680	855,911	10,024,741

CLASS B SHARES
Sold	35,487	346,232	163,551	1,749,668
Conversion to Class A	(79,560)	(835,985)	(2,236,583)	(25,942,311)
Redeemed	(2,006,343)	(19,312,438)	(4,342,753)	(42,737,672)

Net decrease – Class B	(2,050,416)	(19,802,191)	(6,415,785)	(66,930,315)

CLASS C SHARES
Sold	15,889	149,721	53,616	582,815
Redeemed	(160,275)	(1,544,163)	(441,509)	(4,588,133)

Net decrease – Class C	(144,386)	(1,394,442)	(387,893)	(4,005,318)

CLASS I SHARES
Sold	23,592	264,979	31,046	357,985
Redeemed	(72,655)	(773,590)	(119,447)	(1,471,657)

Net decrease – Class I	(49,063)	(508,611)	(88,401)	(1,113,672)

Net decrease in Fund	(2,027,662)	$(19,388,564)	(6,036,168)	$(62,024,564)

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

9. Legal Matters
Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund (under its former name Morgan Stanley Information Fund), Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of certain federal securities laws in connection with the underwriting and management of the Fund. These actions were consolidated into one action in which plaintiffs allege, among other things, that the prospectus and registration statements for the Fund improperly failed to disclose that research analysts employed by Morgan Stanley DW Inc. were issuing overly optimistic stock recommendations to help Morgan Stanley obtain investment banking business, and that certain of these reports concerned companies in which the Fund was investing. A similar consolidated complaint was filed with respect to the Fund formerly called Morgan Stanley Technology Fund, which merged with the Fund on October 6, 2003. Both consolidated complaints were stayed on pending a decision by the United States Court of Appeals for the Second Circuit on the appeal from the dismissal of a very similar complaint filed by plaintiffs against another mutual funds complex. The case involving the other mutual funds complex recently settled. Plaintiffs filed a Second Amended Consolidated Complaint against the Fund, Morgan Stanley Investment Advisors Inc. and certain subsidiaries of Morgan Stanley, and also filed a Second Amended Consolidated Complaint against the Fund formerly called the Morgan Stanley Technology Fund, Morgan Stanley Investment Advisors Inc. and certain subsidiaries of Morgan Stanley. The defendants have moved to dismiss both Complaints. A decision on the motions to dismiss is pending.

The Fund and Morgan Stanley believe these lawsuits have no merit. However, the ultimate outcome of these matters is not presently determinable and no provision has been made in the Fund’s financial statements for the effect, if any, of such matters. The Investment Manager has agreed to indemnify the Fund against any losses and claims associated with complaint filed against the Fund formerly called the Morgan Stanley Technology Fund.
10. Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best

Morgan Stanley Technology Fund
Notes to Financial Statements - September 30, 2008 (unaudited) continued

information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$157,051,284	$155,376,594	$1,674,690	—

11. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.
12. Subsequent Event
Susbsequent to September 30, 2008, conditions in the worldwide debt and equity markets have deteriorated significantly. These conditions have had a negative effect on the market value of the Fund’s investments since September 30, 2008.

Morgan Stanley Technology Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED MARCH 31,
	SEPTEMBER 30, 2008			2008		2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.32			$10.42		$10.68	$9.47	$10.14	$6.68

Income (loss) from investment operations:
Net investment loss(1)	(0.06)			(0.13)		(0.13)	(0.12)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	(1.44)			0.03		(0.13)	1.33	(0.62)	3.57

Total income (loss) from investment operations	(1.50)			(0.10)		(0.26)	1.21	(0.67)	3.46

Net asset value, end of period	$8.82			$10.32		$10.42	$10.68	$9.47	$10.14

Total Return(2)	(14.53)		%(5)	(0.96)%		(2.43)%	12.78%	(6.61)%	51.80%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.83%(4	)(6)		1.72%(4)		1.80%	1.67%	1.49%	1.46%
Net investment loss	(1.16)		%(4)(6)	(1.18)	%(4)	(1.27)%	(1.19)%	(0.58)%	(1.19)%
Supplemental Data:
Net assets, end of period, in thousands	$82,557			$94,361		$86,308	$110,847	$38,891	$53,534
Portfolio turnover rate	53%(5)			122%		100%	177%	106%	108%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Technology Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED MARCH 31,
	SEPTEMBER 30, 2008			2008		2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.45			$9.61		$9.92	$8.87	$9.58	$6.36

Income (loss) from investment operations:
Net investment loss(1)	(0.09)			(0.20)		(0.19)	(0.19)	(0.13)	(0.18)
Net realized and unrealized gain (loss)	(1.31)			0.04		(0.12)	1.24	(0.58)	3.40

Total income (loss) from investment operations	(1.40)			(0.16)		(0.31)	1.05	(0.71)	3.22

Net asset value, end of period	$8.05			$9.45		$9.61	$9.92	$8.87	$9.58

Total Return(2)	(14.81)		%(5)	(1.66)%		(3.13)%	11.84%	(7.41)%	50.63%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.58%(4	)(6)		2.47%(4)		2.55%	2.45%	2.35%	2.3%
Net investment loss	(1.91)		%(4)(6)	(1.93)	%(4)	(2.02)%	(1.97)%	(1.44)%	(2.03)%
Supplemental Data:
Net assets, end of period, in thousands	$52,987			$81,609		$144,588	$242,405	$421,973	$657,944
Portfolio turnover rate	53%(5)			122%		100%	177%	106%	108%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Technology Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED MARCH 31,
	SEPTEMBER 30, 2008			2008		2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.44			$9.60		$9.92	$8.86	$9.57	$6.36

Income (loss) from investment operations:
Net investment loss(1)	(0.09)			(0.20)		(0.19)	(0.19)	(0.13)	(0.18)
Net realized and unrealized gain (loss)	(1.31)			0.04		(0.13)	1.25	(0.58)	3.39

Total income (loss) from investment operations	(1.40)			(0.16)		(0.32)	1.06	(0.71)	3.21

Net asset value, end of period	$8.04			$9.44		$9.60	$9.92	$8.86	$9.57

Total Return(2)	(14.83)		%(5)	(1.67)%		(3.23)%	11.96%	(7.42)%	50.47%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.58%(4	)(6)		2.47%(4)		2.55%	2.45%	2.34%	2.29%
Net investment loss	(1.91)		%(4)(6)	(1.93)	%(4)	(2.02)%	(1.97)%	(1.43)%	(2.02)%
Supplemental Data:
Net assets, end of period, in thousands	$12,322			$15,835		$19,823	$30,866	$39,754	$60,555
Portfolio turnover rate	53%(5)			122%		100%	177%	106%	108%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Technology Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED MARCH 31,
	SEPTEMBER 30, 2008			2008		2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.60			$10.67		$10.91	$9.65	$10.32	$6.78

Income (loss) from investment operations:
Net investment loss(1)	(0.04)			(0.28)		(0.10)	(0.10)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	(1.49)			0.21		(0.14)	1.36	(0.63)	3.63

Total income (loss) from investment operations	(1.53)			(0.07)		(0.24)	1.26	(0.67)	3.54

Net asset value, end of period	$9.07			$10.60		$10.67	$10.91	$9.65	$10.32

Total Return(2)	(14.43)		%(5)	(0.66)%		(2.20)%	13.06%	(6.49)%	52.21%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.59%(4	)(6)		1.47%(4)		1.55%	1.45%	1.35%	1.3%
Net investment loss	(0.92)		%(4)(6)	(0.93)	%(4)	(1.02)%	(0.97)%	(0.44)%	(1.03)%
Supplemental Data:
Net assets, end of period, in thousands	$291			$860		$1,809	$6,537	$8,051	$11,470
Portfolio turnover rate	53%(5)			122%		100%	177%	106%	108%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Technology Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect

See Notes to Financial Statements

Morgan Stanley Technology Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2008 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Technology Fund

Semiannual
Report

September 30, 2008

TECHSAN
IU08-05825P-Y09/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Technology Fund

/s/ Randy Takian Randy Takian Principal Executive Officer November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian Principal Executive Officer November 18, 2008

/s/ Francis Smith Francis Smith Principal Financial Officer November 18, 2008

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